Note Payable and Accrued Interest (Details Narrative) - USD ($)				3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 10, 2021	Dec. 11, 2020	Apr. 22, 2020	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Financing Receivable, Troubled Debt Restructuring [Line Items]
Debt Instrument, Face Amount	$ 514,200	$ 554,000	$ 554,000
Debt Instrument, Interest Rate, Stated Percentage	1.00%		1.00%
Debt Instrument, Maturity Date	Feb. 05, 2026		Apr. 20, 2022
Debt Instrument, Increase, Accrued Interest		$ 3,203		$ 1,296	$ 3,268	$ 3,203
Subsequent Event [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Debt Instrument, Face Amount	$ 514,200
Debt Instrument, Interest Rate, Stated Percentage	1.00%
Debt Instrument, Maturity Date	Feb. 05, 2026
Extended Maturity [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Debt Instrument, Maturity Date			Apr. 20, 2025